Postemployment benefit plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	$ 9,997	$ 10,760	$ 9,029
Actual return on plan assets	1,235	(270)	1,628
Foreign currency exchange rates	0	0	0
Company contributions	580	212	919
Participant contributions	0	0	0
Benefits paid	(831)	(823)	(820)
Settlements and special termination benefits	0	0	0
Acquisitions / other	0	118	4
Fair value of plan assets, end of year	10,981	9,997	10,760
Information about plan asset allocations
Rebalancing of plan assets outside of target allocation (as a percent)	5.00%
U.S. Pension Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	70.00%
Portion of equity securities invested in U.S. equities (as a percent)	65.00%
U.S. Pension Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	30.00%
U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, end of year	8	8	10
Non-U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	2,818	2,880	2,797
Actual return on plan assets	368	(83)	193
Foreign currency exchange rates	47	(1)	17
Company contributions	446	234	58
Participant contributions	9	9	9
Benefits paid	(190)	(187)	(168)
Settlements and special termination benefits	(72)	(41)	(51)
Acquisitions / other	0	7	25
Fair value of plan assets, end of year	3,426	2,818	2,880
Non-U.S. Pension Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	58.00%
Non-U.S. Pension Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	31.00%
Non-U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, beginning of year	197
Fair value of plan assets, end of year	218		179
Information about plan asset allocations
Target allocation of plan assets (as a percent)	7.00%
Non-U.S. Pension Benefits | Other
Information about plan asset allocations
Target allocation of plan assets (as a percent)	4.00%
Other Postretirement Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	814	996	1,063
Actual return on plan assets	117	(45)	129
Foreign currency exchange rates	0	0	0
Company contributions	204	207	138
Participant contributions	48	44	45
Benefits paid	(394)	(388)	(379)
Settlements and special termination benefits	0	0	0
Acquisitions / other	0	0	0
Fair value of plan assets, end of year	$ 789	$ 814	$ 996
Other Postretirement Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	80.00%
Portion of equity securities invested in U.S. equities (as a percent)	67.00%
Other Postretirement Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	20.00%